Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Affiliated Revenues

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2022
Direct Sales to East Affiliates	$—	$—	$169.7	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	—	—	—	1.3
Transmission Revenues	—	1,276.4	77.5	7.7	(3.6)	—	51.5
Other Revenues	3.5	7.4	8.9	7.6	22.4	2.9	1.1
Total Affiliated Revenues	$3.5	$1,283.8	$256.1	$15.3	$18.8	$2.9	$53.9

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2021
Direct Sales to East Affiliates	$—	$—	$128.6	$—	$—	$—	$—
Transmission Revenues	—	1,136.1	60.3	(2.5)	(1.1)	—	39.6
Other Revenues	3.9	17.8	9.0	6.3	25.9	4.2	1.4
Total Affiliated Revenues	$3.9	$1,153.9	$197.9	$3.8	$24.8	$4.2	$41.0

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2020
Direct Sales to East Affiliates	$—	$—	$112.5	$—	$—	$—	$—
Auction Sales to OPCo (b)	—	—	5.3	3.1	—	—	—
Direct Sales to AEPEP	87.5	—	—	—	—	—	—
Transmission Revenues	—	885.0	49.1	2.9	16.6	—	37.4
Other Revenues	3.3	11.3	7.8	4.5	24.9	5.2	1.6
Total Affiliated Revenues	$90.8	$896.3	$174.7	$10.5	$41.5	$5.2	$39.0

(a)I&M’s affiliated revenues exclude capacity sales to KPCo from Rockport Plant, Unit 2 and barging, urea transloading and other transportation services to affiliates. See sections “Unit Power Agreements” and “I&M Barging, Urea Transloading and Other Services” below for additional information.
(b)Refer to the Ohio Auctions section below for further information regarding these amounts.

Affiliated Purchases

Related Party Purchases	I&M	OPCo
	(in millions)
Year Ended December 31, 2022
Auction Purchases from AEPEP (a)	$—	$9.8
Direct Purchases from AEGCo	241.8	—
Total Affiliated Purchases	$241.8	$9.8

Related Party Purchases	I&M	OPCo
	(in millions)
Year Ended December 31, 2021
Auction Purchases from AEPEP (a)	$—	$26.6
Auction Purchases from AEP Energy (a)	—	25.3
Direct Purchases from AEGCo	217.9	—
Total Affiliated Purchases	$217.9	$51.9

Related Party Purchases	I&M	OPCo
	(in millions)
Year Ended December 31, 2020
Auction Purchases from AEPEP (a)	$—	$51.0
Auction Purchases from AEP Energy (a)	—	58.7
Auction Purchases from AEPSC (a)	—	10.0
Direct Purchases from AEGCo	172.8	—
Total Affiliated Purchases	$172.8	$119.7

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.

PJM Transmission Service Charges

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
APCo	$345.1	$302.0	$243.2
I&M	220.8	186.7	145.9
OPCo	608.2	508.9	417.4

SPP Transmission Service Charges

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
PSO	$110.8	$94.7	$69.7
SWEPCo	62.1	56.2	31.3

Joint License Agreement

	Years Ended December 31,
Billing Company	2022	2021	2020
	(in millions)
APCo	$2.5	$2.4	$0.9
I&M	6.1	4.8	3.0
KPCo	0.6	0.5	0.4
OPCo	5.2	4.6	4.5
PSO	0.1	0.4	0.4
WPCo	0.2	0.2	0.2

Railcar Maintenance

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
I&M	$0.6	$0.3	$0.9
PSO	0.6	0.4	0.7
SWEPCo	2.7	2.8	3.0

Barging, Urea Transloading and Other Services

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
AEGCo	$11.3	$7.6	$10.6
APCo	36.1	40.1	43.7
KPCo	2.0	3.1	3.2
WPCo	4.7	3.2	3.3

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
AEP Texas	$3.0	$0.4	$0.9
AEPTCo	2.3	1.4	0.2
APCo	16.0	6.2	5.7
I&M	5.3	7.0	1.5
OPCo	7.6	9.2	7.0
PSO	2.5	0.5	1.1
SWEPCo	1.0	0.4	0.8

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
AEP Texas	$1.3	$0.4	$1.5
AEPTCo	11.6	16.7	6.0
APCo	2.4	1.0	1.3
I&M	2.0	0.6	3.4
OPCo	2.0	1.4	1.2
PSO	7.6	0.3	0.4
SWEPCo	2.8	0.3	2.8

Charitable Contribution to AEP Foundation [Table Text Block]

Year Ended
Company	December 31, 2022
(in millions)
AEP	$75.0
AEP Texas	9.9
AEPTCo	11.1
APCo	12.5
I&M	11.0
OPCo	8.1
PSO	5.8
SWEPCo	8.8